LEASES	12 Months Ended
Jun. 30, 2020
LEASES
LEASES

NOTE 14. LEASES

Effective July 1, 2019, the Company adopted the new lease accounting standard. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities of ¥1,228,963  ($173,834) and ¥1,228,963  ($173,834), respectively, as of July 1, 2019 with no impact on accumulated deficit. Financial position for reporting periods beginning on or after July 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

The Company leases office spaces and factories under non-cancelable operating leases, with terms ranging from one to three years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2020
	RMB	U.S. Dollars
Rights of use lease assets	¥2,549,914	$360,681
	—	—
Operating lease liabilities – current	1,328,976	187,981
Operating lease liabilities – non-current	1,210,088	171,165
Total operating lease liabilities	¥2,539,064	$359,146

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2020:

June 30, 2020
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.57
Weighted average discount rate	5%

Operating lease costs and short-term lease costs for the year ended June 30, 2020 were ¥1,348,742  ($190,777) and ¥1,142,417  ($161,593), respectively.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2020:

Twelve months ending June 30,	RMB	U.S. Dollars

2021	¥1,423,402	$201,338
2022	970,850	137,325
2023	300,000	42,434
Total lease payments	2,694,252	381,097
Less: imputed interest	(144,338)	(20,416)
Less: prepayments	(10,850)	(1,535)
Present value of lease liabilities	2,539,064	359,146
Less: operating lease liabilities – current	(1,328,976)	(187,981)
Operating lease liabilities – non-current	¥1,210,088	$171,165